Finance Income	6 Months Ended
Jun. 30, 2023
Finance Income [Abstract]
Finance Income	Finance Income

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Bank interest income	4,214	440	7,777	512
	4,214	440	7,777	512